UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  12/31/2012
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   02-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
Brian Roberts /s/  East Palo Alto, CA  2/11/2013

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 81
Form 13F Information Table Value Total: $163874

    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----
AT&T Corp                    COM       001957109    1358      40271   SH          SOLE             40271    0      0
Abbott Labs                  COM       002824100     273       4166   SH          SOLE              4166    0      0
Adobe Systems Inc            COM       00724F101    3621      96100   SH          SOLE             96100    0      0
Akamai Technologies          COM       00971T101    4403     107634   SH          SOLE            107634    0      0
Amazon Com Inc.              COM       023135106     222        886   SH          SOLE               886    0      0
American Express             COM       025816109     876      15242   SH          SOLE             15242    0      0
Apple Computer               COM       037833100    1482       2784   SH          SOLE              2784    0      0
Automatic Data Processing    COM       053015103     283       4971   SH          SOLE              4971    0      0
BP PLC-Spons ADR             COM       055622104     122       2940   SH          SOLE              2940    0      0
BHP Billiton Ltd ADR         COM       088606108     133       1701   SH          SOLE              1701    0      0
Brown & Brown Inc            COM       115236101    2453      96348   SH          SOLE             96348    0      0
CVS Corporation              COM       126650100     573      11850   SH          SOLE             11850    0      0
Cavium Networks, Inc.        COM       14964U108    1608      51536   SH          SOLE             51536    0      0
Chevron Corp.                COM       166764100    5699      52697   SH          SOLE             52697    0      0
Cisco Systems Inc.           COM       17275R102    3671     186836   SH          SOLE            186836    0      0
Coca-Cola                    COM       191216100    1091      30100   SH          SOLE             30100    0      0
Colgate Palmolive            COM       194162103    3724      35624   SH          SOLE             35624    0      0
Costco Wholesale Corp        COM       22160K105    5252      53199   SH          SOLE             53199    0      0
Danaher Corp Del             COM       235851102     191       3420   SH          SOLE              3420    0      0
Diageo PLC-SP ADR            COM       25243Q205    7082      60749   SH          SOLE             60749    0      0
Dick's Sporting Goods, Inc   COM       253393102    2631      57837   SH          SOLE             57837    0      0
Disney (Walt & Co.)          COM       254687106    3505      70398   SH          SOLE             70398    0      0
Dollar Tree, Inc             COM       256746108     138       3400   SH          SOLE              3400    0      0
Expeditors Intl Wash Inc     COM       302130109    2703      68339   SH          SOLE             68339    0      0
Express Scripts Inc          COM       302182100     198       3671   SH          SOLE              3671    0      0
Exxon Mobil  Corp            COM       30231G102    1108      12799   SH          SOLE             12799    0      0
Fastenal Co                  COM       311900104    4020      86170   SH          SOLE             86170    0      0
General Electric             COM       369604103     268      12788   SH          SOLE             12788    0      0
Google Inc. - Cl A           COM       38259P508     848       1199   SH          SOLE              1199    0      0
Halliburton Co.              COM       406216101     104       3000   SH          SOLE              3000    0      0
Heinz  H.J.                  COM       423074103    4739      82160   SH          SOLE             82160    0      0
Helmerich and Payne          COM       423452101     112       2000   SH          SOLE              2000    0      0
Hess Corporation             COM       42809H107    1468      27710   SH          SOLE             27710    0      0
Hewlett Packard              COM       428236103     164      11540   SH          SOLE             11540    0      0
Hexcel Corp                  COM       428291108    2130      79010   SH          SOLE             79010    0      0
Int'l Business Machines      COM       459200101    2589      13514   SH          SOLE             13514    0      0
Intuitive Surgical Inc.      COM       46120E602    3543       7225   SH          SOLE              7225    0      0
Lindsay Corporation          COM       535555106    3101      38703   SH          SOLE             38703    0      0
Lowes Companies  Inc.        COM       548661107     890      25046   SH          SOLE             25046    0      0
McDonald's Corp              COM       580135101    1009      11439   SH          SOLE             11439    0      0
Medtronic Inc.               COM       585055106     195       4750   SH          SOLE              4750    0      0
Microsoft Corp               COM       594918104    2851     106731   SH          SOLE            106730    0      0
National Oilwell Varco INC   COM       637071101     436       6372   SH          SOLE              6372    0      0
Novartis A G Spon ADR        COM       66987V109    3536      55858   SH          SOLE             55858    0      0
Nucor Corporation            COM       670346105    3272      75810   SH          SOLE             75810    0      0
Oracle Corp.                 COM       68389X105    5160     154869   SH          SOLE            154869    0      0
Paychex Inc.                 COM       704326107    4536     145862   SH          SOLE            145862    0      0
Pepsico Inc.                 COM       713448108     197       2878   SH          SOLE              2878    0      0
Altria Group Inc.            COM       718154107     157       5000   SH          SOLE              5000    0      0
Philip Morris International ICOM       718172109     232       2775   SH          SOLE              2775    0      0
Power Integrations           COM       739276103    1383      41150   SH          SOLE             41150    0      0
Praxair Inc                  COM       74005P104    4378      40002   SH          SOLE             40002    0      0
Procter & Gamble Co.         COM       742718109     131       1932   SH          SOLE              1932    0      0
Qualcomm Inc                 COM       747525103    3096      50041   SH          SOLE             50041    0      0
Royal Dutch Shell PLC        COM       780259107    4106      57927   SH          SOLE             57927    0      0
Schlumberger Ltd             COM       806857108    3832      55297   SH          SOLE             55297    0      0
Materials Select Sector SPDR COM       81369Y100     480      12785   SH          SOLE             12785    0      0
Healthcare SPDR              COM       81369Y209     855      21435   SH          SOLE             21435    0      0
Consumer Staples SPDR        COM       81369Y308     901      25811   SH          SOLE             25811    0      0
Consumer Disc SPDR           COM       81369Y407     550      11602   SH          SOLE             11602    0      0
Energy Select SPDR           COM       81369Y506     905      12671   SH          SOLE             12671    0      0
Financial Select Sector      COM       81369Y605     562      34270   SH          SOLE             34270    0      0
Industrial Sector SPDR       COM       81369Y704     889      23447   SH          SOLE             23447    0      0
Technology Sector SPDR       COM       81369Y803    1853      64236   SH          SOLE             64236    0      0
Utilities Sector SPDR        COM       81369Y886    4469     127974   SH          SOLE            127974    0      0
State Street Corp            COM       857477103     118       2500   SH          SOLE              2500    0      0
GOLD Trust ETF               COM       863307104    1271       7845   SH          SOLE              7845    0      0
Sun Hydraulics Corp          COM       866942105    4607     176650   SH          SOLE            176650    0      0
TJX Companies Inc.           COM       872540109    3155      74320   SH          SOLE             74320    0      0
Thermo Fisher Scientific     COM       883556102    3397      53266   SH          SOLE             53266    0      0
Tocqueville Gold Fund        COM       888894862     109       1710   SH          SOLE            1709.8    0      0
Travelers Companies  Inc.    COM       89417E109    3399      47324   SH          SOLE             47324    0      0
US Bancorp                   COM       902973304    3372     105571   SH          SOLE            105571    0      0
US Bank PFD                  PFD       902973882     115       4500   SH          SOLE              4500    0      0
United Parcel Service        COM       911312106    2474      33560   SH          SOLE             33560    0      0
Varian Medical Systems Inc.  COM       92220P105    4020      57229   SH          SOLE             57229    0      0
Verizon Communications       COM       92343V104    5336     123313   SH          SOLE            123313    0      0
Walgreen Co                  COM       931422109     207       5600   SH          SOLE              5600    0      0
Wells Fargo Cap PFD 7.875%   PFD       94985V202     228       9000   SH          SOLE              9000    0      0
Whole Foods Market           COM       966837106     133       1464   SH          SOLE              1464    0      0
Invesco  Ltd                 COM       G491BT108    3586     137465   SH          SOLE            137465    0      0